Goodwill Goodwill Narrative (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013	Jun. 11, 2014
Goodwill [Line Items]
Goodwill	$ 80,608,000	$ 220,554,000	$ 115,328,000
Goodwill acquired through merger			86,400,000
Impairment	7,600,000	(6,851,000)	0
Acquisitions		133,647,000	33,699,000
Long-term Debt		1,482,840,000	896,668,000
Fiberweb [Member]
Goodwill [Line Items]
Acquisitions		33,699,000
Companhia Providencia Industria e Comercio [Member]
Goodwill [Line Items]
Acquisitions		133,647,000
Companhia Providencia Industria e Comercio [Member]
Goodwill [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				71.25%
Senior Notes [Member]
Goodwill [Line Items]
Long-term Debt				210,000,000
Debt Instrument, Interest Rate at Period End				6.875%
Argentina Subsidiary [Member]
Goodwill [Line Items]
Goodwill, Fair Value Disclosure		0
Restructuring Costs and Asset Impairment Charges		$ 6,900,000